Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share
Net income attributable to common stockholders - basic	$ 69,801	$ 34,251	$ 104,193	$ 80,480	$ 155,481	$ 129,731	$ 132,543
Net income attributable to common stockholders - diluted	69,081	34,251	104,193	80,480	155,481	129,731	132,543
Weighted average shares outstanding - basic (in shares)	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597
Weighted average shares outstanding - diluted (in shares)	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597
Earnings per common share, basic and diluted
Net income attributable to common stockholders (in dollars per share)	$ 0.45	$ 0.22	$ 0.67	$ 0.52	$ 1.00	$ 0.84	$ 0.85
Dilutive securities	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0